CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (70,398)	$ (29,377)	$ (64,727)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization (other than multi-client library)	8,763	16,592	21,975
Amortization of multi-client data library	48,988	47,102	33,335
Impairment of long-lived assets	36,553	0	0
Impairment of multi-client data library	0	2,304	0
Stock-based compensation expense	3,337	2,552	3,267
Accrual (reduction) of loss contingency related to legal proceedings	0	5,000	(1,168)
Loss on bond exchange	0	0	2,182
Write-down of excess and obsolete inventory	665	398	429
Deferred income taxes	(6,252)	(5,420)	(1,181)
Change in operating assets and liabilities:
Accounts receivable	(7,024)	1,692	20,426
Unbilled receivables	(5,245)	(23,947)	6,543
Inventories	(353)	190	2,312
Accounts payable, accrued expenses and accrued royalties	(7,600)	1,443	(5,085)
Deferred revenue	(1,112)	5,131	(2,759)
Other assets and liabilities	6,776	3,952	(14,556)
Net cash provided by operating activities	7,098	27,612	993
Cash flows from investing activities:
Investment in multi-client data library	(28,276)	(23,710)	(14,884)
Purchase of property, plant, equipment and seismic rental equipment	(1,514)	(1,063)	(1,458)
Proceeds from sale of cost method investments	0	0	2,698
Net cash used in investing activities	(29,790)	(24,773)	(13,644)
Cash flows from financing activities:
Borrowings under revolving line of credit	0	0	15,000
Repayments under revolving line of credit	(10,000)	0	(5,000)
Payments on notes payable and long-term debt	(30,807)	(4,816)	(23,634)
Cost associated with issuance of debt	(1,247)	(53)	(6,744)
Net proceeds from issuance of stocks	46,999	0	0
Repurchase of common stock	0	0	(964)
Proceeds from employee stock purchases and exercise of stock options	214	1,619	0
Dividend payment to noncontrolling interest	(200)	(100)	0
Other financing activities	(1,151)	(243)	(252)
Net cash provided by (used in) financing activities	3,808	(3,593)	(21,594)
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	319	(260)	1,386
Net decrease in cash, cash equivalents and restricted cash	(18,565)	(1,014)	(32,859)
Cash, cash equivalents and restricted cash at beginning of period	52,419	53,433	86,292
Cash, cash equivalents and restricted cash at end of period	$ 33,854	$ 52,419	$ 53,433